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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]: Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altus Capital Inc.

Address: 6120 Parkland Blvd. Suite 303

         Mayfield Heights, OH 44124


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Burns

Title:   President

Phone:   440.995.1330


Signature, Place, and Date of Signing:

    /s/ John Burns           Mayfield Heights OH          November 14, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Table Information Table Entry Total:        17

Form 13F Information Table Value Total:          80,633

List of Other Included Managers:                      0

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altisource Portfolio Solutions com              L0175J104    22195   627161 SH       Sole                   627161
Arena Pharmaeceuticals         com              040047102       64    44130 SH       Sole                    44130
Direxion Daily Small Cap Bull  com              25459w847     2211    67000 SH       Sole                    67000
El Paso Corp                   com              28336L109     2089   119500 SH       Sole                   119500
Energy Bull 3X                 com              25459W888      911    29000 SH       Sole                    29000
Financial Bull 3X              com              25459W516      186    17500 SH       Sole                    17500
Market Vectors ETF TR JR Gold  com              57060U589      253     9000 SH       Sole                     9000
Ocwen Financial Corp.          com              675746309    23046  1744563 SH       Sole                  1744563
Pfizer Inc.                    com              717081103     1951   110331 SH       Sole                   110331
ProShares Ultra DJ-UBS Crude O com              74347w650     3129   115500 SH       Sole                   115500
Progressive Corp.              com              743315103     3691   207840 SH       Sole                   207840
Sovran Self Storage            com              84610H108      361     9710 SH       Sole                     9710
Sprott Physical Gold Trust ETV com              85207H104     8076   575600 SH       Sole                   575600
Sprott Physical Silver Trust E com              85207K107     9896   711975 SH       Sole                   711975
Statoil ASA                    com              85771P102     1390    64500 SH       Sole                    64500
Valero Energy Corp             com              91913Y100      178    10000 SH       Sole                    10000
Wesco International Inc.       com              95082P105     1006    30000 SH       Sole                    30000